Stockholders' Equity (Deficit) (Details Textual) - USD ($)	1 Months Ended									3 Months Ended	5 Months Ended		9 Months Ended	12 Months Ended
	Jan. 16, 2016	Dec. 28, 2015	Dec. 03, 2015	Sep. 24, 2015	Aug. 31, 2015	Jul. 27, 2015	Jun. 15, 2015	May. 29, 2015	Jul. 31, 2014	Oct. 31, 2015	May. 31, 2015	May. 28, 2015	Sep. 30, 2015	Dec. 31, 2014	Jan. 20, 2015	Apr. 08, 2013	Jan. 31, 2011	Apr. 04, 2006
Class of Stock [Line Items]
Preferred Stock, Shares Authorized													20,000,000	20,000,000
Preferred Stock, Par or Stated Value Per Share													$ 0.0001	$ 0.0001
Common Stock, Shares Authorized													750,000,000	750,000,000
Common Stock, Par or Stated Value Per Share													$ 0.0001	$ 0.0001
Stock Issued During Period, Value, New Issues													$ 110,000
Common Stock, Shares, Issued													628,860,630	445,408,977
Stock Issued During Period, Value, Issued for Services													$ 137,370
Notes Payable, Current, Total													50,000	$ 0
Sale of Stock, Price Per Share														$ 0.03
Salaries, Wages and Officers' Compensation, Total													42,268
Shares Authorized														15,000,000
Stock Issued During Period, Value, Acquisitions													$ 819,105
Investor [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				2,666,667
Stock Issued During Period, Value, New Issues				$ 40,000
Sale of Stock, Price Per Share				$ 0.015
Subsequent Event [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		710,227	11,550,640								448,575
Stock Issued During Period, Value, New Issues		$ 25,000	$ 195,000								$ 686,320
Stock Issued During Period, Shares, Issued for Services	300,000
Sale of Stock, Price Per Share		$ 0.0352									$ 1.53
Private Placement Memorandum [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services													791,667
Stock Issued During Period, Value, Issued for Services													$ 11,875
Vnue LLC membership [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions														190,000
Stock Issued During Period, Value, Acquisitions														$ 100,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners														2.00%
Vnue Washington [Member]
Class of Stock [Line Items]
Common Stock, Shares, Issued														7,808,001
Tarpon Bay Partners LLC [Member]
Class of Stock [Line Items]
Sale of Stock, Consideration Received Per Transaction							$ 5,000,000
Sale of Stock, Description of Transaction							purchase price for the Shares shall be equal to 90% of the lowest Closing Price during the Valuation Period
Sale of Stock, Percentage of Ownership after Transaction							9.99%
Notes Payable, Current, Total							$ 50,000
Debt Instrument, Interest Rate, Stated Percentage							10.00%
Debt Instrument, Maturity Date							Dec. 31, 2015
TGRI [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services								29,814,384
Consultant [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services					791,667								5,000,000
Stock Issued During Period, Value, Issued for Services													$ 137,370
Consultant [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities										(2,500,000)
Consultant [Member] | Private Placement Memorandum [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services					791,667								2,500,000
Stock Issued During Period, Value, Issued for Services					$ 21,750								$ 68,685
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized														3,000,000				(20,000,000)
Preferred Stock, Par or Stated Value Per Share																		$ 0.0001
Stock Issued During Period, Shares, Acquisitions									133,334
Stock Issued During Period, Shares, Conversion of Convertible Securities													7,425,370
Shares Issued, Price Per Share									$ 1.53
Stock Issued During Period, Value, Acquisitions									$ 204,000
Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized														12,000,000	(750,000,000)	(500,000,000)	(300,000,000)	(80,000,000)
Common Stock, Par or Stated Value Per Share															$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Stock Issued During Period, Shares, New Issues												24,981,141
Common Stock, Shares, Issued								126,866,348
Common Stock [Member] | Private Placement Memorandum [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues						3,500,000
Stock Issued During Period, Value, New Issues						$ 96,159
Common Stock [Member] | Acquisition-related Costs [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Issued for Services													$ 819,105
Common Stock [Member] | Vnue Washington [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues												448,575
Stock Issued During Period, Value, New Issues												$ 686,320
Common Stock [Member] | TGRI [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions													477,815,488
Stock Issued During Period, Shares, Issued for Services													29,814,384